Goodwill and Other Intangible Assets - Summary of Goodwill and Other Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 1,144	[1]	$ 1,195
Additions	53		46
Ending balance	1,099		1,144	[1]
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,925		1,997
Additions	53		46
Fully amortised assets written off	(55)		(94)
Disposals	(1)		(8)
Exchange and other adjustments	4		(16)
Ending balance	1,926		1,925
Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(781)		(802)
Fully amortised assets written off	55		94
Disposals	1		8
Exchange and other adjustments	(4)		9
Provided	(21)		(23)
System Fund expense	(77)		(79)
Impairment reversal			12
Ending balance	(827)		(781)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	335		341
Ending balance	336		335
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	513		532
Disposals			(8)
Exchange and other adjustments	3		(11)
Ending balance	516		513
Goodwill [member] | Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(178)		(191)
Disposals			8
Exchange and other adjustments	(2)		5
Ending balance	(180)		(178)
Brands [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	439		439
Ending balance	439		439
Brands [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	439		439
Ending balance	439		439
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	339		393
Ending balance	297		339
Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	825		878
Additions	52		46
Fully amortised assets written off	(52)		(94)
Disposals	(1)
Exchange and other adjustments	1		(5)
Ending balance	825		825
Software [member] | Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(486)		(485)
Fully amortised assets written off	52		94
Disposals	1
Exchange and other adjustments	(1)		3
Provided	(18)		(20)
System Fund expense	(76)		(78)
Ending balance	(528)		(486)
Management contracts [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	21		9
Ending balance	19		21
Management contracts [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	122		122
Ending balance	122		122
Management contracts [member] | Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(101)		(113)
Exchange and other adjustments	(1)
Provided	(1)
Impairment reversal			12
Ending balance	(103)		(101)
Other intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	10		13
Ending balance	8		10
Other intangibles [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	26		26
Additions	1
Fully amortised assets written off	(3)
Ending balance	24		26
Other intangibles [member] | Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(16)		(13)
Fully amortised assets written off	3
Exchange and other adjustments			1
Provided	(2)		(3)
System Fund expense	(1)		(1)
Ending balance	$ (16)		$ (16)

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ (see New accounting standards and other presentational changes).